UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			      Washington, D.C. 20549


				    FORM 24F-2
			  Annual Notice of Securities Sold
				Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form. Please print or type.


1.	Name and address of issuer:

	Morgan Stanley Institutional Funds Trust
	One Tower Bridge
-	West Conshohocken, PA 19428-0868

2.	The name of each series or class of securities for which this
	Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
	list series or classes):	[X]

3.	Investment Company Act File Number:  811-3980

	Securities Act File Number:  2-89729


4(a)	Last day of fiscal year for which this form is filed:

	September 30, 2002



4(b)    [ ]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c)    [ ]  Check box if this is the last time the issuer will be
	     filing this Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the
	fiscal year pursuant to section 24(f):
	(See Schedules A and B).......................$ 8,083,136,767.90

(ii)	Aggregate price of securities redeemed or
	repurchased during the fiscal year:
	(See Schedule C)..............................$ 11,185,214,350.48

(iii)	Aggregate price of securities redeemed or
	repurchased during any prior fiscal year ending no
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:............................$ 0

(iv)	Total available redemption credits [add Items
	5(ii) and 5(iii)]:............................$ 11,185,214,350.48


(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i)]:.........$


(vi)	Redemption credits available for use in future years
	-if Item 5(i) is less than Item 5(iv) [subtract Item
	5(iv) from Item 5(i)]:........................$ 3,102,077,582.58

(vii)	Multiplier for determining registration fee
	See Instruction C.9):.........................x      0.000092

(viii)	Registration fee due [multiply Item 5(v) by Item
	5(vii)] (enter "0" if no fee is due):.........=


6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______0_______ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________0_________.

7.	Interest due - if this Form is being filed more than 90 days
	after the end of the issuer's fiscal year (see Instruction D):

							+$

8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:  	=$


9.	Date the registration fee and any interest payment was sent to
	the Commission's lockbox depository:


	Method of Delivery:

	[ ]	Wire Transfer
	[ ]	Mail or other means

                            SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/Belinda Brady, Assisant Treasurer
 		          Belinda Brady
			  Assistant Treasurer

Date  December 18, 2002

*Please print the name and title of the signing officer below the signature.